Commitments, Contingencies and other matters	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments, Contingencies and other matters

Note 8 Committments, Contingencies and Other Matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are approximately as follows:

Years Ended December 31,

2012 (9 months)	$64,771
2013	92,421
2014	98,481
2015	104,542
Total minimum lease payments	$360,215

Rent expense for the three months ended March 31, 2012 and 2011 was $43,573 and $44,076, respectively.

(B) Legal Matters

From time to time, the Company may become involved in various lawsuits  and legal proceedings, which  arise in the ordinary  course  of business. Litigation is subject to inherent uncertainties as to outcomes. Although there can be no assurances, based on information currently available, management believes that it is probable that the ultimate outcome of matters that are pending or threatened will not have a material effect on the company’s consolidated financial condition.

Other legal matters to which the Company is party do exist. At this time the outcome of these matters is not probable nor reasonably estimable. The Company intends to defend these matters vigorously.  The company is party to the following legal matters as of March 31, 2012:

•	Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. Plaintiff's primary goal is not damages, but rather that the Company cease using the tagline. The Company believes the case is without merit.

•	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements.

•	On April 20, 2012, Musclepharm received notice of a pending lawsuit in U.S. Federal District Court in Utah alleging misevaluation of stock used to settle a debt obligation. The Company believes the Plaintiffs case is without merit.

(C) Payroll Taxes

As of March 31, 2012 accounts payable and accrued expenses included approximately $163,000 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Included in the $163,000 is an amount due prior to the Company becoming a publicly traded company in February 2010, when the Company existed as an LLC, which at that time had accrued payroll taxes/penalties and interest of approximately $53,000.

Note 8 Commitments, Contingencies and other matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are approximately as follows:

Year Ended December 31,

2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000

 Rent expense for the years ended December 31, 2011 and 2010 was $154,155 and $138,357, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable.  During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

 A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor.  In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of $131,206 ($0.06/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is party to the following legal matters as of December 31, 2011:

•	Plaintiff alleges the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company believes the Plaintiffs case is without merit.

•	Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. Plaintiff's primary goal is not damages, but rather that the Company cease using the tagline. Settlement discussions are ongoing in this case and the Company intends to defend its position.

•	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. Plaintiff conveyed a settlement offer in the amount of $121,500 to which the Company has not yet responded. The Company has recorded an accrual in the amount of $121,500 as of December 31, 2011.

•	Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, "Fit Foods"). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 13,987,393 shares of common stock having a fair value of $676,980 ($0.048/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

(D) Payroll Taxes

As of December 31, 2011 and 2010, accounts payable and accrued expenses included approximately $168,000 and $367,860, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.